Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A and Its affiliates
Financial Risk Management
Percentage of entity's revenue	26.40%	28.70%	32.30%
Customer C
Financial Risk Management
Percentage of entity's revenue	8.30%	11.00%	9.40%